Schedule of Activity Related to Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Outstanding Beginning		1,200
Weighted-average grant date fair value, Outstanding Beginning		$ 65.33
Restricted Common Stock, Granted	20,000	221,783
Weighted Average Grant Date Fair Value, Granted	$ 0.54	$ 2.87
Restricted Common Stock, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Restricted Common Stock, Vested	(20,000)	(222,983)
Weighted Average Grant Date Fair Value, Vested	$ 0.54	$ 3.21
Restricted Stock Awards, Outstanding Ending
Weighted-average grant date fair value, Outstanding Ending